Related Parties (Details Narrative)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2025 USD ($) shares	Jun. 30, 2024 USD ($)	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($) shares
Related Party Transaction [Line Items]
Due to sponsor	$ 613		$ 613		$ 856	$ 370
Management fees	186,101	$ 188,155	406,400	$ 336,396	766,095	96,532
Management fee payable	$ 64,769		$ 64,769		$ 81,961	$ 34,301
Staking rewards received by trust	4,119	3,629	8,384	7,227	15,018	7,926
Staking rewards remaining payable	1,135		1,135		1,397	713
Staking rewards payable to sponsor	$ 179,037		$ 179,037		$ 270,612	$ 74,717
Sponsor [Member]
Related Party Transaction [Line Items]
Expense reimbursement	15,867	$ 53,031	16,928	$ 54,867	86,829	79,122
Due to sponsor	613		613		856	370
Management fees	186,101	$ 188,155	406,400	$ 336,396	766,095	96,532
Management fee payable	$ 64,769		$ 64,769		$ 81,961	$ 34,301
Staking rewards distributed	4,206	3,539	8,646	6,553	14,334	8,023
Related Party [Member]
Related Party Transaction [Line Items]
Number of shares owned | shares			1,005		1,005	1,005
Number of shares owned, value			$ 4,903		$ 6,098	$ 3,391